Trade Payables (Schedule of Trade Payables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Notes	¥ 81,002	¥ 38,073
Accounts	299,652	334,196
Trade payables (Note 10)	¥ 380,654	¥ 372,269